Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,400	$ 7,686
Restricted cash	84	97
Trade accounts receivable and other (including 322 and 372 from related parties at December 31, 2024 and 2023, respectively)	3,375	3,661
Inventories	16,501	18,759
Prepaid expenses and other current assets	3,022	3,037
Total current assets	29,382	33,240
Non-current assets:
Goodwill and intangible assets	4,453	5,102
Property, plant and equipment and biological assets	33,311	33,656
Investments in associates and joint ventures	11,420	10,078
Other investments	299	513
Deferred tax assets	8,942	9,469
Other assets	1,578	1,859
Total non-current assets	60,003	60,677
Total assets	89,385	93,917
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	2,312
Trade accounts payable and other (including 291 and 360 to related parties at December 31, 2024 and 2023, respectively)	12,921	13,605
Short-term provisions	938	588
Accrued expenses and other liabilities	4,738	4,967
Income tax liabilities	480	297
Total current liabilities	21,825	21,769
Non-current liabilities:
Long-term debt, net of current portion	8,815	8,369
Deferred tax liabilities	2,338	2,432
Deferred employee benefits	2,338	2,741
Long-term provisions	1,361	1,477
Other long-term obligations	1,422	1,061
Total non-current liabilities	16,274	16,080
Total liabilities	38,099	37,849
Equity:
Common shares (no par value, 1,111,418,599 and 1,111,418,599 shares authorized, 852,809,772 and 852,809,772 shares issued, and 768,546,622 and 819,271,756 shares outstanding at December 31, 2024 and 2023, respectively)	303	303
Treasury shares (84,263,150 and 33,538,016 common shares at December 31, 2024 and 2023, respectively, at cost)	(2,117)	(849)
Additional paid-in capital	27,190	27,185
Retained earnings	47,254	46,264
Reserves	(23,407)	(18,942)
Equity attributable to the equity holders of the parent	49,223	53,961
Non-controlling interests	2,063	2,107
Total equity	51,286	56,068
Total liabilities and equity	$ 89,385	$ 93,917